As filed with the Securities and Exchange Commission on September 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Edgar Lomax Value Fund
Schedule of Investments at July 31, 2005 (unaudited)

Shares	COMMON STOCKS - 95.41%	Value

	Automobiles & Components - 2.79%
10,825	General Motors Corp.	$398,577

	Banks - 5.19%
10,500	Bank of America Corp.	457,800
4,600	Wells Fargo & Co.	282,164
		739,964
	Capital Goods - 9.07%
4,700	General Dynamics Corp.	541,393
7,100	The Boeing Company	468,671
5,600	United Technologies Corp.	283,920
		1,293,984
	Consumer Durables & Apparel - 3.71%
15,375	Eastman Kodak Co.	411,127
1,300	The Black & Decker Corporation	117,403
		528,530
	Diversified Financials - 10.05%
11,400	Citigroup, Inc.	495,900
17,165	J.P. Morgan Chase & Co.	603,178
500	Lehman Brothers Holdings, Inc.	52,565
4,800	Merrill Lynch & Co., Inc.	282,144
		1,433,787
	Energy - 5.31%
12,900	Exxon Mobil Corp.	757,875

	Food, Beverages & Tobacco - 8.62%
10,950	Altria Group, Inc.	733,212
1,600	Campbell Soup Company	49,360
2,000	Sara Lee Corporation	39,860
9,300	The Coca-Cola Company	406,968
		1,229,400
	Health Care Equipment & Services - 3.67%
4,900	Cigna Corp.	523,075

	Hotels, Restaurants & Leisure - 2.73%
12,500	McDonald's Corporation	389,625

	Insurance - 10.00%
9,600	Allstate Corp.	588,096
4,300	American International Group, Inc.	258,860
7,200	The Hartford Financial Services Group, Inc.	580,104
		1,427,060
	Materials - 3.85%
8,138	E. I. du Pont de Nemours and Co.	347,330
4,200	The Dow Chemical Company	201,390
		548,720
	Pharmaceuticals & Biotechnology - 10.63%
11,100	Bristol-Myers Squibb Co.	277,278
20,800	Merck & Co., Inc.	646,048
22,400	Pfizer Inc.	593,600
		1,516,926
	Retailing - 4.78%
17,400	Limited Brands	424,212
283	Sears Holdings Corporation (a)	43,647
4,900	The Home Depot, Inc.	213,199
		681,058
	Technology Hardware & Equipment - 2.40%
13,900	Hewlett-Packard Company	342,218

	Telecommunication Services - 6.74%
25,900	SBC Communications, Inc.	633,255
9,600	Verizon Communications, Inc.	328,608
		961,863
	Utilities - 5.87%
9,100	Exelon Corporation	487,032
10,025	The Southern Co.	350,775
		837,807

	TOTAL COMMON STOCKS (Cost $12,153,336)	$13,610,469

Shares	SHORT-TERM INVESTMENTS - 4.40%	Value

328,526	Federated Cash Trust Money Market Fund	$328,526
299,291	SEI Daily Income Trust Government Fund - Class B	299,291
	TOTAL SHORT-TERM INVESTMENTS (Cost $627,817)	627,817

	Total Investments in Securities (Cost $12,781,153) - 99.81%	$14,238,286
	Other Assets in Excess of Liabilities - 0.19%	26,670
	Net Assets - 100.00%	$14,264,956

(a) Non-income producing security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  09/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  09/26/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  09/27/05

* Print the name and title of each signing officer under his or her signature.